CMG INVESTORS TRUST
                              CMG MONEY MARKET FUND
                              INSTITUTIONAL SHARES
                                  ANNUAL REPORT

                               SEPTEMBER 30, 2002

CMG INVESTORS TRUST
CMG MONEY MARKET FUND
CMG CHAIRMAN'S ANNUAL REPORT LETTER
--------------------------------------------------------------------------------

Dear Shareholders:

We are proud to have launched the CMG Investors Trust (the "Trust") during calendar year 2002. Enclosed please find our first annual report.

This was a challenging year for our economy and our country. It was a year marked by profound events that were both unprecedented and unsettling. Corporate scandals at major corporations created a crisis of confidence in the capital markets. Numerous companies failed their shareholders by not implementing the necessary safeguards and corporate governance controls.

We also saw interest rates fall to levels not seen in decades. As a result, it has been difficult environment to generate significant returns from cash management activities. While a modest economic recovery is underway, the return to sustained growth remains elusive.

In the wake of this uncertainty, the safety of your principal is of paramount importance. As Chairman of the Trust, I want to assure you that the Trust's investments must meet strict investment criteria. There are concentration limits with respect to specific companies and industries. Satisfaction of diversification requirements is certified quarterly through filings with various federal regulators. In addition, the Trust continues to carry the highest possible rating (AAAm) by Standard & Poor's. This rating reflects Standard & Poor's opinion of the safety of investment principal based upon an analysis of the Trusts portfolio credit quality, market price exposure, investment guidelines, investment strategies and management.(1)

On behalf of the Board of Trustees, I want to thank each of you for your continued confidence and support.

Sincerely,

/s/ BERNARD B. BEAL
-------------------
Bernard B. Beal
Chairman







(1) Standard & Poor's, A Division of the McGraw-Hill Companies Inc., Money Market Fund Criteria, February 2001.

CMG INVESTORS TRUST
CMG MONEY MARKET FUND
ECONOMIC OVERVIEW
--------------------------------------------------------------------------------


The period began with the federal funds target rate at 1.75% and with the Federal Reserve having just adopted a neutral bias towards the direction of interest rates after having already lowered short-term interest rates by 475 basis points in 2002. The fed had moved to a neutral bias as some early signs of an economic recovery began to emerge. In fact, the market was predicting interest rate increases before the end of 2002, as evidenced by the December 2002 fed funds futures' contract trading at 3.4% at the end of March.

Signs of the much hoped for economic recovery began to disappear. In the second quarter, gross domestic product grew at only a 1.3% annual rate. Furthermore, revisions to previous reports show that the economy actually contracted in the first nine months of 2001 and that the economy grew at a 5.0% rate in the first quarter as opposed to the 6.1% rate which was previously reported. Consumer spending, which accounts for two-thirds of economic activity, rose at a 1.8% rate which was the slowest since the third quarter of 2001. That was followed by a lower than expected 3.1% annual rate in the third quarter rate. Growth in the third quarter was fueled by the consumer, as evidenced by consumer spending increasing at a 4.2% annual rate. However, recent reports suggest that the consumer may be pulling back. In October, consumer confidence plunged to a nine year low as job cuts and expectations of declining incomes burdened consumers. The Confidence Board's consumer confidence index decreased to 79.4 from 93.7. The 14.3 point decline was the largest since the terrorist attacks. It was the fifth straight decline and reflected declines in consumers' assessments of their present conditions and expectations for the next six months.

Also, U.S. manufacturing contracted in October for the second straight month, reflecting a slowdown in production. The manufacturing index of the institute for Supply Management, formerly known as The National Association of Purchasing Management, fell to 48.5 in the month of September. A level below 50 signals a contracting manufacturing sector. Also, the index is down from its recent high of 56.2 in June. Although the manufacturing sector had showed some sign of recovering, with the outlook for demand uncertain, it is likely that businesses will be cautious in rebuilding inventory.

The labor market continues to deteriorate. In October the U.S. unemployment rate increase to 5.7% from 5.6%. Payrolls fell 5,000 after dropping 13,000 in September. Also, manufacturing employment declined for a 27th straight month. Furthermore, since March of 2001, more than 1.5 million jobs have been lost.

These signs of slow economic growth caused the Fed to adopt a tightening bias at their August meeting and actually two Fed members voted for a rate cut at the September meeting. However, the Fed chose to leave the fed funds target rate 1.75%. The market is currently predicting an easing of monetary policy before the end of the year as evidenced by the 1.395% yield of the December fed funds futures' contract.




Cadre Financial Services, Inc.



                             TRUSTEES AND OFFICERS

Chairman / Trustee       Bernard Beal                 Chief Executive Officer
                                                      M.R. Beal and Co.

Trustee                  Adela Cepeda *               President
                                                      A.C. Advisory, Inc.

Trustee                  Toni Faye                    Senior Advisor
                                                      AOL Time Warner

Trustee                  Jacqueline Hurd-Daniels *    Director of Development
                                                      John Jay College of Criminal Justice

Trustee                  Clifton Miller               Managing Principal
                                                      Cemetrics, LLC

Trustee                  Scott Pierce *               Chief Executive Officer - Emeritus
                                                      Prudential Asset Management

Trustee                  Antonio R. Riley *           State Representative
                                                      18th Assembly District

Trustee                  Martin Schwartzberg          Chairman
                                                      National Foundation of Affordable Housing

President                Kevin J. Burke               Chief Executive Officer
                                                      Cadre Financial Services, Inc.

Secretary                Anne G. Gill, Esq.           First Vice President
                                                      Ambac Financial Group, Inc.
Assistant Secretary      Fred Jensen, Esq.            Vice President
                                                      Cadre Financial Services, Inc.

Assistant Secretary      Jennifer Scheffel, Esq.      Assistant Vice President
                                                      Cadre Financial Services, Inc.

Treasurer                Danielle Buell               Vice President
                                                      Cadre Financial Services, Inc.

                             TEAM OF PROFESSIONALS

Investment Adviser                                 Capital Management Group Advisors, LLC
Administrator                                      Capital Management Group Advisors, LLC
Sub-Administrator                                  Cadre Financial Services, Inc.
Transfer Agent                                     Cadre Financial Services, Inc.
Distributor                                        Ambac Securities, Inc.
Custodian                                          US Bank
Independent Auditors                               KPMG LLP
Legal Counsel                                      Schulte, Roth & Zabel LLP

*Audit committee

 Kpmg


Financial Services
757 Third Avenue
New York, NY  10017

                          INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of CMG Investors Trust:

We have audited the accompanying statements of assets and liabilities of the CMG Investors Trust Money Market Fund (the "Fund"), a series of the CMG Investors Trust, as of September 30, 2002, and the related statement of operations, statement of changes in net assets, and financial highlights for the period from December 12, 2001 (commencement of operations) to September 30, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the CMG Money Market Fund as of September 30, 2002, the results of its operations, the changes in its net assets, and financial highlights for the period described above, in conformity with accounting principles generally accepted in the United States of America.


                                                             KPMG LLP

November 8, 2002


CMG INVESTORS TRUST
CMG MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------





ASSETS:
Investment in Cadre Institutional Investors Trust
   Money Market  Portfolio, at value                                      $25,070,786
Cash                                                                          100,000
Other assets                                                                   19,260
                                                                          -----------
          Total Assets                                                     25,190,046
                                                                          -----------

LIABILITIES:

Cash received from participant pending investment in fund shares              100,000
Audit and tax fees payable                                                      6,000
Cash management fees payable                                                      814
Other accrued expenses                                                            202
                                                                          -----------
          Total Liabilities                                                   107,016
                                                                          -----------

          NET ASSETS:                                                     $25,083,030
                                                                          ===========

Shares of beneficial interest outstanding (unlimited shares authorized)    25,083,030
                                                                          ===========

NET ASSET VALUE, OFFERING PRICE AND
     REDEMPTION PRICE PER SHARE                                           $      1.00
                                                                          ===========


NET ASSETS CONSIST OF:
Common Stock, at par value                                                $    25,083
Paid-in capital in excess of par value                                     25,057,947
                                                                          -----------
         NET ASSETS                                                       $25,083,030
                                                                          ===========













   The accompanying notes are an integral part of these financial statements.


CMG INVESTORS TRUST
CMG MONEY MARKET FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD DECEMBER 12, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------




INVESTMENT INCOME:

INVESTMENT INCOME AND EXPENSES ALLOCATED
     FROM CIIT MONEY MARKET PORTFOLIO

     Interest                                                          $ 95,719

     Expenses                                                             4,444
                                                                       --------
NET INVESTMENT INCOME FROM CIIT                                          91,275
     MONEY MARKET PORTFOLIO


EXPENSES:
    Administration fees                                                   5,074
    Management fees                                                       3,072
    Transfer agent fees                                                   2,537
    Organization costs                                                   61,766
    Audit and tax fees                                                    6,000
    Legal fees                                                            2,380
    Liability insurance expense                                           2,120
    Custodian fees                                                        1,571
    Other expenses                                                          202
                                                                       --------
              Total expenses                                             84,722
              Less:  Fee waivers and expense reimbursements             (76,477)
                                                                       --------
              Net expenses                                                8,245
                                                                       --------
NET INVESTMENT INCOME                                                  $ 83,030
                                                                       ========















   The accompanying notes are an integral part of these financial statements.



CMG INVESTORS TRUST
CMG MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
FOR THE PERIOD DECEMBER 12, 2001 (COMMENCEMENT OF OPERATIONS)
THROUGH SEPTEMBER 30, 2002
--------------------------------------------------------------------------------



OPERATIONS:

     Net investment income                                              $     83,030
                                                                        ------------

DIVIDENDS TO SHAREHOLDERS FROM:

     Net investment income                                                   (83,030)
                                                                        ------------

SHARE TRANSACTIONS:

     Net proceeds from sale of shares                                     25,000,000
     Net asset value of shares issued to shareholders from
         reinvestment of dividends                                            83,030
     Cost of shares redeemed                                                    --
                                                                        ------------
         Net increase in net assets resulting from share transactions     25,083,030
                                                                        ------------

         Total increase in net assets                                     25,083,030

NET ASSETS:

     Beginning of period                                                        --
                                                                        ------------
     End of period                                                      $ 25,083,030
                                                                        ============

OTHER INFORMATION

Share Transactions:
     Shares sold                                                          25,000,000
     Shares issued to shareholders from
         reinvestment of dividends                                            83,030
     Shares repurchased                                                         --
                                                                        ------------
          Net increase in shares outstanding                              25,083,030
                                                                        ============











   The accompanying notes are an integral part of these financial statements.


CMG INVESTORS TRUST
CMG MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

CMG Investors Trust (the "Trust") was organized in December, 2001, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of one series, the CMG Money Market Fund ("the Fund"). The Fund is structured as a multi-class fund and is comprised of two classes of shares - the Institutional Shares and the Advisor Shares. As of September 30, 2002, only the Institutional Shares had commenced operations.

The Fund invests all of its investable assets in the Cadre Institutional Investors Trust - Money Market Portfolio (the "Portfolio"). The Portfolio is a series of the Cadre Institutional Investors Trust that has substantially the same investment objectives, policies and restrictions as the Fund.

The value of the Fund's investment in the Portfolio, as reflected in the Statement of Assets and Liabilities, reflects the Fund's proportionate interest in the net assets of the Portfolio (1.57% at September 30, 2002.) The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

VALUATION OF INVESTMENTS
Valuation of securities held by the Portfolio is discussed in Note 2 of the Portfolio's notes to financial statements, which are included elsewhere in this report.

INVESTMENT INCOME
The Fund records its proportionate share of net investment income and realized gains and losses each day. Net investment income and realized gains and losses of the Portfolio are allocated on a pro-rata basis among the Fund and the other investors in the Portfolio at the time of such determination.

CMG INVESTORS TRUST
CMG MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2002 (CONTINUED)
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS
Substantially all of the Fund's net investment income and net realized capital gains, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, are distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and may be reflected in the Fund's daily dividend rate. Substantially all of the realized net long-term capital gains, if any, are declared and paid annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

FEDERAL INCOME TAXES
The Fund is treated as a separate entity for federal income tax purposes and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code and to make distributions of substantially all of its income, including net realized capital gains, if any, to relieve it from substantially all Federal income and excise taxes. Therefore, no Federal income tax provisions are required.

EXPENSES
Expenses incurred by the Trust with respect to any two or more classes in the Trust are allocated in proportion to the net assets of each class, except where allocation of direct expenses to each class can otherwise be made fairly. Expenses directly attributable to a class are charged to that class.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with Capital Management Group Advisors, LLC ("CMG"), whereby CMG provides investment advisory services and administrative services to the Fund. For its services, CMG is paid an annual fee of 0.24% of the Fund's average daily net assets.

CMG has entered into a sub-administration contract with Cadre Financial Services, Inc. ("Cadre") to provide the administrative services to the Fund. For these services, Cadre is paid according to the following schedule:

-------------------------------------------------- ----------------------
            Average Daily Net Assets                       Rate
-------------------------------------------------- ----------------------
-------------------------------------------------- ----------------------
0-$250,000,000                                                0.10%
-------------------------------------------------- ----------------------
-------------------------------------------------- ----------------------
$250,000,001 - $1,000,000,000                                 0.075%
-------------------------------------------------- ----------------------
-------------------------------------------------- ----------------------
Over $1,000,000,000                                           0.05%
-------------------------------------------------- ----------------------

This fee is paid by CMG to Cadre from its inclusive investment advisory and administrative services fee and is not an additional expense incurred by the Fund.

CMG INVESTORS TRUST
CMG MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2002 (CONTINUED)
--------------------------------------------------------------------------------

The Trust, on behalf of the Fund, has entered into a Transfer Agent Agreement with Cadre, under which Cadre is responsible for providing shareholder recordkeeping services to the Fund. For its services, Cadre is paid an annual fee based on the Fund's average daily net assets according to the following schedule:

    -------------------------------------------------- ----------------------
                Average Daily Net Assets                       Rate
    -------------------------------------------------- ----------------------
    -------------------------------------------------- ----------------------
    0-$250,000,000                                                0.05%
    -------------------------------------------------- ----------------------
    -------------------------------------------------- ----------------------
    $250,000,001 - $1,000,000,000                                 0.04%
    -------------------------------------------------- ----------------------
    -------------------------------------------------- ----------------------
    Over $1,000,000,000                                           0.03%
    -------------------------------------------------- ----------------------

--------------------------------------------------------------------------------

Ambac Securities, Inc. (the "Distributor"), a wholly owned subsidiary of Ambac Financial Group, acts as the exclusive distributor of the Trust's shares.

Certain officers of the Trust may be officers of CMG, Cadre and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of CMG, Cadre and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $250 for each meeting of the Board of Trustees they attend. Members of the Audit Committee receive an attendance fee of $250 for each Audit Committee meeting they attend. The Chairman of the Audit Committee receives an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

NOTE 5 - WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

CMG voluntarily agreed to waive a portion of its fees and to reimburse the Fund for certain expenses to the extent the total operating expenses exceed 0.25% of the Institutional Shares average daily net assets. During the period ended September 30, 2002, CMG waived the following fees so that the Fund could meet this expense limitation or reimbursed expenses.

                       --------- ------------------------------ ---------------------------- -------------------------------------
                        Expense            Waived Fees                 Reimbursed Fees                       Total
----------------------           ------------------------------ ---------------------------- -------------------------------------
----------------------           ------------- ---------------- ----------- ---------------- ---------------- --------------------
        Fund             Limit     Current        Life to Date   Current       Life to Date       Current        Life to Date
---------------------- --------- ------------- ---------------- ----------- ---------------- ---------------- --------------------
---------------------- --------- ------------- ---------------- ----------- ---------------- ---------------- --------------------
Institutional Shares    0.25%     $ 10,683         $ 10,683     $65,794         $ 65,794        $ 76,477           $ 76,477
---------------------- --------- ------------- ---------------- ----------- ---------------- ---------------- --------------------

The Fund has agreed to reimburse CMG for any waived fees or reimbursed expenses to the extent the Fund's total operating expenses are less than the expense limitation of 0.25% (annualized) of the average daily net assets. During the period ended September 30, 2002, there was no reimbursement of waived fees or reimbursed expenses.



CMG INVESTORS TRUST
CMG MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding, is as follows:

                                                                  FOR THE PERIOD
                                                          DECEMBER 12, 2001 (COMMENCEMENT
                                                               OF OPERATIONS) THROUGH
                                                                SEPTEMBER 30, 2002
                                                          --------------------------------
For a share outstanding throughout the period:

Net asset value, beginning of period                              $    1.00
                                                                  ---------

Income from investment operations:
     Net investment income (1)                                        0.003

Less dividends:
     Dividends from net investment income                            (0.003)
                                                                  ---------

Net asset value, end of period                                    $    1.00
                                                                  =========


Ratio/Supplemental Data:
Total return                                                          0.33% **
Net assets, end of period (000's)

Ratio to average net assets:
  Net investment income                                               1.64% *
  Operating expenses including waiver                                 0.25% *
  Operating expenses excluding waiver                                 0.54% *
-------------------------------------------------------------------------------

(1) Net investment income per share before waiver of fees by the Investment Advisor was $0.0033 for the period ended September 30, 2002.

*- Annualized
**- Unannualized

                       CADRE INSTITUTIONAL INVESTORS TRUST
                             MONEY MARKET PORTFOLIO
                              FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2002

     Kpmg



         Financial Services
         757 Third Avenue
         New York, NY  10017

                          INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of Cadre Institutional Investors Trust:

We have audited the accompanying statements of assets and liabilities of Money Market Portfolio (the "Portfolio"), a series of Cadre Institutional Investors Trust, including the schedule of investments as of September 30, 2002, and the related statement of operations for the year then ended, statements of changes in net assets for each of the four-years in the period then ended, and financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cadre Institutional Investors Trust Money Market Portfolio as of September 30, 2002, the results of its operations, the changes in its net assets for each of the four-years in the period then ended, and financial highlights for each of the years or periods in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                        KPMG LLP

November 8, 2002



CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002
-----------------------------------------------------------------------------------

    PRINCIPAL                                     YIELD TO RESET DATE
    AMOUNT           DESCRIPTION                  OR MATURITY ON DATE     VALUE
(IN THOUSANDS)      MATURITY DATE                    OF PURCHASE         (NOTE 2)
--------------      -------------                    -----------         --------

COMMERCIAL PAPER -  63.2 %

  $    50,000  American General Finance Corp.            1.75%         $ 49,992,833
               October 4, 2002

       25,000  American General Finance Corp.            1.78            24,931,944
               November 26, 2002

       30,000  Archer Daniels Midland Co.                1.78            29,928,542
               November 19, 2002

       50,000  Ciesco LP                                 1.73            49,981,111
               October 9, 2002

       20,000  Ciesco LP                                 1.75            19,964,644
               November 7, 2002

       50,000  Citicorp                                  1.81            49,980,222
               October 9, 2002

       25,000  Citicorp                                  1.77            24,913,000
               December 12, 2002

       25,000  Clipper Receivables Corp.                 2.00            25,000,000
               October 1, 2002

       25,000  Clipper Receivables Corp.                 1.81            24,972,806
               October 23, 2002

       25,000  Clipper Receivables Corp.                 1.81            24,966,625
               October 28, 2002

       35,500  Du Pont (EI) De Nemours                   1.75            35,496,608
               October 3, 2002

       35,118  Enterprise Funding Corp.                  1.79            35,116,283
               October 2, 2002



   The accompanying notes are an integral part of these financial statements.








                                      -13-


CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2002
-----------------------------------------------------------------------------------
    PRINCIPAL                                     YIELD TO RESET DATE
    AMOUNT           DESCRIPTION                  OR MATURITY ON DATE     VALUE
(IN THOUSANDS)      MATURITY DATE                    OF PURCHASE         (NOTE 2)
--------------      -------------                    -----------         --------
COMMERCIAL PAPER - (CONTINUED)

  $    35,105  Enterprise Funding Corp.                  1.79%         $ 35,022,620
               November 18, 2002

       50,000  FCAR Owner Trust Series 1                 1.75            49,911,611
               November 7, 2002

       25,000  FCAR Owner Trust Series 1                 1.79            24,913,222
               December 11, 2002

       25,000  GE Capital Corp.                          1.79            24,912,000
               December 12, 2002

       75,000  Greenwich Funding Corp.                   1.79            74,864,077
               November 7, 2002

       35,000  MINT A-1+/P-1                             1.80            34,903,633
               November 26, 2002

       35,000  MINT A-1+/P-1                             1.76            34,811,039
               January 22, 2003

       25,000  Morgan Stanley Dean Witter Discover       1.79            24,965,778
               October 29, 2002

       20,000  New Center Asset Funding A-1+             1.78            19,930,972
               December 11, 2002

       30,000  Salomon Smith Barney Holdings             1.78            29,935,833
               November 14, 2002

       50,000  San Paolo US Financial Co.                1.78            49,878,472
               November 20, 2002

       50,000  State Street Boston Corp.                 1.98            50,000,000
               October 1, 2002



   The accompanying notes are an integral part of these financial statements.







                                      -14-


CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2002
-----------------------------------------------------------------------------------

    PRINCIPAL                                     YIELD TO RESET DATE
    AMOUNT           DESCRIPTION                  OR MATURITY ON DATE     VALUE
(IN THOUSANDS)      MATURITY DATE                    OF PURCHASE         (NOTE 2)
--------------      -------------                    -----------         --------

COMMERCIAL PAPER - (CONTINUED)

$      39,662  Stellar Funding Group                     1.77%         $   39,648,581
               October 8, 2002

       24,215  Stellar Funding Group                     1.80              24,203,094
               October 11, 2002

       25,074  Triple-A One Funding Corp.                1.79              25,027,418
               November 8, 2002

       70,000  Variable Funding Capital Corp.            1.77              69,942,389
               October 18, 2002

                                                                        --------------
               Total Commercial Paper                                   1,008,115,357
                                                                        --------------
               (amortized cost $1,008,115,357)

FLOATING RATE COMMERCIAL PAPER  -  5.7 %

       50,000  Goldman Sachs Group Inc.                  1.77               50,000,000
               Monthly reset
               December 3, 2002

       40,000  Salomon Smith Barney Holdings             1.80               40,000,000
               Monthly reset
               April 22, 2003

                                                                        ---------------
               Total Floating Rate Commercial Paper                         90,000,000
                                                                        ---------------
               (amortized cost $90,000,000)

U.S. GOVERNMENT AGENCY OBLIGATIONS -  22.5 %

       26,684  Federal Farm Credit Bank                  2.37               26,324,285
               April 30, 2003

       15,000  Federal Home Loan Bank                    2.00               14,970,750
               November 6, 2002



   The accompanying notes are an integral part of these financial statements.





                                      -15-


CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2002
-----------------------------------------------------------------------------------
    PRINCIPAL                                     YIELD TO RESET DATE
    AMOUNT           DESCRIPTION                  OR MATURITY ON DATE     VALUE
(IN THOUSANDS)      MATURITY DATE                    OF PURCHASE         (NOTE 2)
--------------      -------------                    -----------         --------


U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED

  $    10,412  Federal Home Loan Bank                    2.40%         $ 10,275,875
               April 21, 2003

       35,090  Federal Home Loan Bank                    2.37            34,628,177
               April 25, 2003

       18,622  Federal Home Loan Bank                    2.51            18,345,463
               May 9, 2003

       24,000  Federal Home Loan Bank                    2.06            24,000,000
               July 2, 2003

       35,000  Federal Home Loan Mortgage Corp.          1.89            35,000,000
               October 1, 2002

       63,000  Federal Home Loan Mortgage Corp.          2.37            62,512,975
               January 30, 2003

       35,000  Federal National Mortgage Assoc.          1.89            35,000,000
               October 1, 2002

       30,000  Federal National Mortgage Assoc.          2.32            29,994,375
               October 4, 2002

       10,000  Federal National Mortgage Assoc.          2.26             9,989,611
               October 18, 2002

       15,000  Federal National Mortgage Assoc.          2.23            14,946,900
               November 29, 2002

       20,000  Federal National Mortgage Assoc.          2.40            19,833,017
               February 7, 2003






   The accompanying notes are an integral part of these financial statements.





                                      -16-


CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2002
-----------------------------------------------------------------------------------

    PRINCIPAL                                     YIELD TO RESET DATE
    AMOUNT           DESCRIPTION                  OR MATURITY ON DATE     VALUE
(IN THOUSANDS)      MATURITY DATE                    OF PURCHASE         (NOTE 2)
--------------      -------------                    -----------         --------

U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED

  $    23,000  Federal National Mortgage Assoc.          2.08  %       $ 22,652,841
                                                                       ------------
               June 27, 2003

               Total U.S. Government Agency Obligations                 358,474,269
                                                                       ------------
               (amortized cost $358,474,269)

REPURCHASE AGREEMENTS -  8.6 %

       75,000  Repurchase Agreement with Dresdner
               Securities, due October 1,                1.88          $ 75,000,000
               2002, repurchase price $75,003,854
               (collateralized by U.S.
               Treasury Notes, with a market value
               of $76,513,232)

        7,439  Repurchase Agreement with Goldman Sachs,
               due October 1, 2002,                      1.94             7,439,000
               repurchase price $7,439,395
               (collaterlized by various
               Government National Mortgage Association
               Pools, with a market value of $7,587,780)

       55,000  Repurchase Agreement with SG Cowen,
               due October 1, 2002,                      1.95            55,000,000
               repurchase price $55,002,933
               (collateralized by a Government
               National Mortgage Association Pool,
               with a market value of $56,122,604)

                                                                     ---------------
               Total Repurchase Agreements                              137,439,000
                                                                     ---------------
               (amortized cost $137,439,000)

               Total Investments - 100.0%                            $1,594,028,626
               (amortized cost $1,594,028,626)

               Other assets in excess of liabilities - 0.0%                  29,101
                                                                     ---------------

               Net Assets - 100.0%                                   $1,594,057,727
                                                                     ===============



   The accompanying notes are an integral part of these financial statements.




CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

ASSETS:

Investments, at value
      Commercial Paper                                            $1,008,115,357
      Floating Rate Commercial Paper                                  90,000,000
      U.S. Government Agency Obligations                             358,474,269
      Repurchase Agreements                                          137,439,000
                                                                  --------------
          Total Investments, at value                              1,594,028,626
Cash                                                                          98
Interest receivable                                                      199,098
Prepaid expenses                                                          18,476
                                                                  --------------
          Total Assets                                             1,594,246,298
                                                                  --------------






LIABILITIES:

Investment advisory fees payable                                         110,464
Accrued trustees' fees and expenses                                       18,300
Other accrued expenses                                                    59,807
                                                                  --------------
          Total Liabilities                                              188,571
                                                                  --------------

NET ASSETS                                                        $1,594,057,727
                                                                  ==============












   The accompanying notes are an integral part of these financial statements.



CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2002
--------------------------------------------------------------------------------





INVESTMENT INCOME:

     Interest                                                        $37,531,552


EXPENSES:


     Investment advisory fees                                          1,396,350
     Custodian fees                                                       55,234
     Accrued trustees' fees and expenses                                  58,377
     Audit and tax fees                                                   25,450
     Legal fees                                                           21,976
     Other expenses                                                       37,897
                                                                     -----------
          Net expenses                                                 1,595,284
                                                                     -----------
     NET INVESTMENT INCOME                                           $35,936,268
                                                                     ===========























   The accompanying notes are an integral part of these financial statements.




CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------

                                                                              FOR THE             FOR THE
                                                                              ELEVEN              PERIOD
                                                                              MONTHS           MAY 3, 1999
                                     FOR THE YEAR ENDED SEPTEMBER 30,         ENDED              THROUGH
                                   -----------------------------------      SEPTEMBER 30,      OCTOBER 31,
                                         2002              2001               2000               1999 ***
                                   -----------------------------------     ---------------    --------------

OPERATIONS:

Net investment income              $    35,936,268       $  55,776,099         $40,882,776       $ 4,976,187
                                   ---------------     ---------------     ---------------    --------------



SHARE TRANSACTIONS:

Contributions                       21,009,192,889      14,570,843,742      10,194,540,639     1,913,721,258
Withdrawals                        (21,031,138,151)    (13,763,332,196)    (10,227,164,851)   (1,210,176,933)
                                    --------------     ---------------     ---------------     ---------------
  Net increase (decrease) in net
  Assets resulting from
  Beneficial interest
  Transactions                         (21,945,262)        807,511,546         (32,624,212)      703,544,325
                                   ---------------     ---------------     ---------------    --------------

Total increase in net assets            13,991,006         863,287,645           8,258,564       708,520,512

NET ASSETS:

Beginning of period                  1,580,066,721         716,779,076         708,520,512                 0
                                   ---------------     ---------------     ---------------    --------------
End of period                      $ 1,594,057,727     $ 1,580,066,721       $ 716,779,076     $ 708,520,512
                                   ===============     ===============     ===============    ==============


--------------------------------------------------------------------------------------------------------------------

Financial Highlights:

Ratio to average net assets:
     Net expenses                    0.09%                  0.10%               0.10%*                 0.15%*
     Net investment income           2.04%                  4.82%               6.12%*                 5.23%*

      Total Return                   2.07%                  5.21%              5.73%**                2.53%**

* - Annualized
** - Unannualized
*** - Commencement of operations


   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and supplementary data are those of the Money Market Portfolio (the "Portfolio"). The Portfolio commenced operations on May 3, 1999.

Pursuant to the Board of Trustees meeting held on December 15, 1999, the trustees approved changing the fiscal year end of the Trust in each series to September 30th, effective September 30, 2000.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

VALUATION OF SECURITIES
Investments are valued at amortized cost, which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940. The amortized cost method of valuation values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of instruments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of discounts and premiums, if any, is recorded on an accrual basis. Net realized gains and losses on sales of securities are determined by the identified cost method.

REPURCHASE AGREEMENTS
The Portfolio may engage in repurchase agreement transactions with institutions that the Trust's adviser has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. The Portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligations to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES
The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The cost of securities is substantially the same for book and tax purposes.

EXPENSES
Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Portfolio, has entered into an Investment Advisory Agreement with Cadre Financial Services, Inc. ("Cadre"), a wholly-owned subsidiary of Ambac Financial Group, Inc., whereby Cadre provides investment advisory services and administrative services to the Portfolio. For its services, Cadre is paid at an annual rate equal to 0.08% of the first $1,500,000,000 of the Portfolio's average daily net assets; 0.075% of its average daily net assets between $1,500,000,001 and $2,000,000,000; 0.07% of its average daily net assets between $2,000,000,001 and $2,500,000,000; 0.065% of its average daily net assets between $2,500,000,001 and $3,000,000,000; and 0.06% of its average daily net assets in excess of $3,000,000,000.

Ambac Securities, Inc., formerly known as Cadre Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of Ambac Financial Group, Inc., acts as the exclusive distributor of the Trust's shares.

Certain officers of the Trust may be officers of Cadre and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of Cadre and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an additional $2,000 annual fee. Members of the Audit Committee or the Nominating Committee receive an attendance fee of $750 for each Audit Committee or Nominating Committee meeting they attend. The Chairman of the Audit Committee, and the Chairman the Nominating Committee, each receives an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.